Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Lease Cost
The following summarizes the Company’s leases (in thousands):

	Year Ended December 31,
	2022	2021	2020
Finance lease costs:
Amortization of right-of-use asset	$192	$147	$147
Interest on lease liabilities	8	14	20
Operating lease costs	2,150	8,390	9,691
Short-term lease costs	202	649	166
Variable lease costs	566	721	303
Short-term sublease income	(127)	(53)	—

Total lease costs	$2,991	$9,868	$10,327

Summary of Lease Other Information

	Year Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$8	$14	$24
Operating cash flows from operating leases	2,195	10,254	11,459
Financing cash flows from finance leases	153	147	141
Right-of-use asset obtained in exchange for new operating lease liabilities	420	2,226	421
Weighted-average remaining lease term—finance leases	1.3	2.3	3.3
Weighted-average remaining lease term—operating leases	2.9	3.6	4.0
Weighted-average discount rate—finance leases	4.0%	4.0%	4.0%
Weighted-average discount rate—operating leases	4.5%	4.6%	5.5%

Summary of Maturities of Operating and Finance Lease Liability, Excluding Short-term Leases
Maturities of operating and finance lease liabilities, excluding short-term leases, are as follows (in thousands):

	Operating Leases	Finance Leases	Total
Year ended December 31, 2023	$2,289	$123	$2,412
Year ended December 31, 2024	2,079	2	2,081
Year ended December 31, 2025	687	—	687
Year ended December 31, 2026	712	—	712
Year ended December 31, 2027	132	—	132

Total	5,899	125	6,024
Less present value discount	(554)	(2)	(556)

Lease liabilities at December 31, 2022	$5,345	$123	$5,468